FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	$ 253	$ 268	$ 276
Total customer accounts receivable and contract assets	6,318	5,804
Trade Receivables and Contract Assets | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	259	227	$ 213
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	227	213
Allowance for doubtful accounts expense	327	259
Acquired in business combination	8	0
Net use	(303)	(245)
Balance, end of year	259	227
Accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,065	5,536
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	5,536
Balance, end of year	6,065	5,536
Accounts receivable | Unbilled financing receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,646	3,530
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	3,530
Balance, end of year	3,646	3,530
Accounts receivable | Less than 30 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,748	1,419
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	1,419
Balance, end of year	1,748	1,419
Accounts receivable | 30-60 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351	334
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	334
Balance, end of year	351	334
Accounts receivable | 61-90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	152	122
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	122
Balance, end of year	152	122
Accounts receivable | Greater than 90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	168	131
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	131
Balance, end of year	168	131
Accounts receivable | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	772	687
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	687
Balance, end of year	772	687
Accounts receivable | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	258	226
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	226
Balance, end of year	258	226
Contract assets
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	253	268
Contract assets | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	$ 1	$ 1